Investment Accounted for Using the Equity Method	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
Investment Accounted for Using the Equity Method
25.	Investment accounted for using the equity method
On April 16, 2021, the Company completed its initial strategic investment (the “
Initial Investment
”) in Coinsquare, a digital asset trading platform, pursuant to which Mogo has acquired
6,450,607 Coinsquare common shares, representing 19.99% ownership interest in Coinsquare, for total aggregate consideration of $55,359, comprising of a cash payment of $27,396 and the issuance of 2,807,577 Common Shares valued at $27,963 to Coinsquare and certain selling shareholders of Coinsquare. The transaction also included:

☐
a right for Mogo to purchase 3,223,690 Coinsquare common shares from certain selling shareholders at $8.29 per Coinsquare common share (the “
Call Option
”), whereby Mogo has an option to pay the purchase consideration fully in Common Shares.

☐
a right for these certain selling shareholders to require Mogo to purchase 3,223,690 Coinsquare common shares (the “
Put Option
”), whereby the Call Option and Put Option are subject to certain exercise conditions, and whereby the exercise of either one of the Call Option or the Put Option results in the immediate expiry of the another
.

☐
the issuance of a warrant to Mogo to acquire
 7,240,665 additional Coinsquare common shares through treasury at an exercise price of $8.29 per warrant, subject to certain conditions and payable by Mogo at least 50% in cash and the remainder in Common Shares (the “
Coinsquare Warrant
”).

On June 4, 2021, Mogo acquired an additional
5,412,222
common shares of Coinsquare which increased Mogo’s ownership in Coinsquare from 19.99% to approximately 36.74%, through two separate transactions executed on that day, specifically:

☐	the exercise of the Call Option, to acquire 3,223,690 Coinsquare common shares from certain selling shareholders, with total consideration paid through the issuance of 2,791,904 Common Shares .

☐
the purchase of 2,188,532 Coinsquare common shares from a selling shareholder pursuant to a share purchase agreement for a total consideration of 2,288,972
Common Shares that were issued in three equal tranches on June 4, July 4 and August 4, 2021 respectively.

On June 15, 2021, Mogo purchased an additional 655,644 common shares of Coinsquare from a selling shareholder which increased Mogo’s ownership from 36.74% to approximately 38.77%, for total aggregate consideration of $8,523, consisting of a cash payment of $5,000 and the issuance of 378,774 Common Shares valued at $3,523. This transaction include
d
 a right for Mogo (the “
New Call Option
”) to purchase addition 1,100,000 Coinsquare shares under certain conditions, at an exercise price of $13.00 per Coinsquare common share. The New Call Option expired fully unexercised on October 13, 2021.
The Company’s initial 19.99% position in Coinsquare and subsequent investments are accounted for using the equity method in the consolidated financial statements, effective as at the date of the Initial Investment on April 16, 2021, as Mogo participates in all significant financial and operating decisions of Coinsquare, even though it held just under 20% of the voting rights. Therefore, the Company has determined that it exerted significant influence over Coinsquare as at that date.
The Company determined that the Call Option, Put Option, Coinsquare Warrant and New Call Option are classified as derivative financial instruments on the consolidated statement of financial position, fair valued using the Black-Scholes valuation model at initial recognition, and subsequently remeasured to fair value as at each reporting date. Any change in the fair value of these derivative financial instruments is recognized to revaluation gains (losses) in the consolidated statement of operations and comprehensive loss.

The following table shows an allocation breakdown of the total $55,359 Initial Investment between the
19.99
% investment, the Call Option, the Put Option and the Coinsquare Warrant, and further reconciles the total revaluation gains (losses) recognized on the derivative instruments for the year ended December 31, 2021:

	Initial recognition date	Initial fair value on recognition	Call/Put Option fair value at exercise	Value at December 31, 2021	Revaluation (gains) losses

Initial 19.99% investment	16-Apr-21	45,024	n/a	45,024	—
Call Option	16-Apr-21	3,931	5,513	—	(1,582)
Put Option	16-Apr-21	(5,696)	—	—	(5,696)
Coinsquare Warrants	16-Apr-21	12,100	n/a	7,866	4,234

Total - Initial Transaction		55,359	5,513	52,890	(3,044)
New Call Option	15-Jun-21	1,256	n/a	—	1,256

Total revaluation gains					(1,788)

Immediately prior to the exercise of Call Option on June 4, 2021, the Company fair valued its Call Option and Put Option to $5,513 and $nil respectively, and recorded revaluation gains of $1,582 and $5,696 respectively on these instruments in the consolidated statement of operations and comprehensive loss for the year ended December 31, 2021. The exercise of Call Option resulted in the immediate expiry of the Put Option, accounted for through a derecognition of the Call Option and Put Option derivative assets from the consolidated statement of financial position and a corresponding increase to the investment in Coinsquare.
The fair value of the Coinsquare Warrant, Call Option, Put Option and New Call Option were estimated using the Black-Scholes option pricing model with the following assumptions:

As at December 31, 2021
Risk-free interest rate	0.4%
Expected life	0.5 years
Expected volatility in market price of shares	71%
Expected dividend yield	0%
Expected forfeiture rate	0%

The following table summarizes the fair value of net assets and the Company’s share of net assets acquired:

As at December 31, 2021

Current assets	109,005
Non-current assets	51,214
Current liabilities	(60,381)
Non-current liabilities	(32,904)

Net assets	66,934

Company’s share of net assets - 38.77%	30,176
Intangible assets	24,596
Deferred tax liabilities	(4,151)
Goodwill	53,200

Carrying amount of interest in associate	103,821

April 16, 2021 to December 31, 2021

Revenue	36,518

Net income from continuing operations (100%)	7,710
Post-tax loss from discontinued operations (100%)	(24)
Other comprehensive loss (100%)	(52)

Total comprehensive income (100%)	7,634
Company’s share of total comprehensive loss	(278)

Initial investment in Coinsquare	45,026
Step up investments in Coinsquare	59,073

Total investments in Coinsquare	104,099
Share of loss in associate	(278)

Carrying amount of equity accounted investment	103,821

Mogo’s share of:
Net income from continuing operations	1,211
Post-tax loss from discontinued operations	(4)
Other comprehensive income	(20)
Amortization of intangible assets	(1,772)
Amortization of deferred tax liabilities	307

Total other comprehensive loss	(278)